Subsequent event (Details)	May 31, 2022 shares	Jul. 13, 2022	May 30, 2022 shares	May 27, 2022	Mar. 31, 2022 shares	Mar. 30, 2022 shares	Sep. 30, 2021 shares	Jul. 22, 2021 shares	Jul. 21, 2021 shares	Mar. 31, 2021 shares	Mar. 30, 2021 shares	Sep. 12, 2020 shares	Sep. 11, 2020 shares
Subsequent Event [Line Items]
Common Stock, Shares, Outstanding					23,906,985	597,780,383	22,311,215			22,311,215	557,780,383
Common stock, shares issued					23,906,985	597,780,383	22,311,215				557,780,383
Common Stock, Shares Authorized					24,000,000	600,000,000	24,000,000	600,000,000	200,000,000			200,000,000	20,000,000
Share consolidation ratio	0.04
FLS Mushroom
Subsequent Event [Line Items]
% of Ownership					100.00%
Subsequent Event Member
Subsequent Event [Line Items]
Common Stock, Shares, Outstanding	23,911,215		597,780,383
Common stock, shares issued	23,911,215		597,780,383
Common Stock, Shares Authorized	24,000,000		600,000,000
Share consolidation ratio	0.04
Subsequent Event Member | FLS Mushroom
Subsequent Event [Line Items]
% of Ownership				100.00%
Subsequent Event Member | Farmmi Canada
Subsequent Event [Line Items]
% of Ownership		100.00%